Financing arrangements (Shelf Registration Statements and Other Facilities) (Details)	1 Months Ended
	Jul. 31, 2014 USD ($) extension	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 1997 USD ($)
Commercial paper [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under commercial paper program		$ 2,500,000,000
Amount outstanding under commercial paper program		0	$ 0
Line of credit [Member]
Debt Instrument [Line Items]
Maximum current borrowing capacity under a syndicated, unsecured, revolving credit agreement	$ 2,500,000,000
Amount by which borrowing capacity under a syndicated unsecured revolving credit agreement may be increased upon our request at discretion of banks	$ 500,000,000
Initial commitment term of each bank which is a party to the agreement	5 years
Number of additional extensions | extension	2
Additional period for extension of commitment term	1 year
Annual commitment fees for syndicated, unsecured, revolving credit agreement	0.10%
Basis spread on variable rate	0.90%
Amount outstanding under syndicated, unsecured, revolving credit facility		0	0
Medium-term notes [Member] | Shelf registration statement [Member]
Debt Instrument [Line Items]
Amount that may be issued under a medium term note program established under the shelf registration statement				$ 400,000,000
Amount outstanding under medium term note program		$ 0	$ 0